BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2014
BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES [Abstract]
BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 - BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Business

Fuels,  Inc. ("the  Company") was  incorporated  in May 25, 1999 in the state of

Wyoming.  The Company  was  originally  incorporated  for the purpose of general investing.  Due to an  inability  to raise  adequate  financing  the Company was forced to cease operations in 2000.

The  Company's  fiscal  year  end is  December  31st.  The  Company's  financial statements are presented on the accrual basis of accounting.

Basis of Presentation

Development Stage Company

The  Company  has not  earned  significant  revenues  from  planned  operations.

Accordingly,  the  Company's  activities  have been  accounted for as those of a

"Development Stage Company",  as set forth in Statement of Financial  Accounting

Standards No. 7 ("SFAS").  Among the disclosures required by SFAS No. 7 are that the Company's financial statements of operations,  stockholders' equity and cash flows disclose activity since the date of the Company's inception.